Fee and Commission Income (Tables)	6 Months Ended
Sep. 30, 2022
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Summary of Fee and Commission Income
Fee and commission income for the six months ended September 30, 2022 and 2021 consisted of the following:

	For the six months ended September 30,
	2022	2021
	(In millions)
Loans	¥68,340	¥60,585
Credit card business	181,965	160,119
Guarantees	35,386	32,579
Securities-related business	55,537	84,673
Deposits	8,560	8,300
Remittances and transfers	73,526	72,036
Safe deposits	2,051	2,021
Trust fees	3,044	2,631
Investment trusts	74,220	93,860
Agency	4,630	4,574
Others	100,287	86,779

Total fee and commission income	¥607,546	¥608,157